Lease Liabilities - Detailed Information About In Lease Liabilities Included In Consolidated Balance Sheet (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Balance, beginning of year	$ 6.0	$ 8.7
Additions	5.3	1.0
Accretion charges	0.4	0.6
Lease payments	(3.7)	(4.3)
Balance, end of year	8.0	6.0
Current portion	1.9	3.2
Non-current portion	$ 6.1	$ 2.8